Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended			5 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 07, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 07, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Revenue
Revenue		$ 125		$ 208		$ 175	$ 432
Cost of revenue		3		115		3	179
Cost of revenue – related party				40			40
Gross Profit		122		53		172	213
Operating Expenses
General and administration	24,283	6,436		5,375		11,940	8,567
General and administration – related party	28	62		49		191	221
Sales and marketing	156	528		242		869	368
Research and development	283	974		747		1,989	1,674
Research and development – related party	5,546	5,779		4,050		12,330	6,377
Project development	115	973				1,191
Option settlement – related party	79,054
Depreciation, amortization and accretion	4,926	2,481		3,325		5,812	6,650
Total Operating Expenses	114,391	17,233		13,788		34,322	23,857
Operating Loss	(114,391)	(17,111)		(13,735)		(34,150)	(23,644)
Other Income (Expense)
Interest income (expense)	2,125	2		(32)		4	(1,470)
Other income (expense)	1,009					(30)
Net Other Income (Expense)	3,134	2		(32)		(26)	(1,470)
Net Loss before Income Tax	(111,257)	(17,109)		(13,767)		(34,176)	(25,114)
Income tax expense (benefit)	(672)
Net Loss after Income Tax	(110,585)	(17,109)		(13,767)		(34,176)	(25,114)
Foreign currency translation gain (loss)	(1)
Total Other Comprehensive Loss	(1)
Comprehensive Loss	(110,586)	(17,109)		(13,767)		(34,176)	(25,114)
Comprehensive Loss attributable to non-controlling interests	(75,585)
Comprehensive Loss attributable to NET Power Inc.	$ (35,001)	$ (17,109)		$ (13,767)		$ (34,176)	$ (25,114)
Net Loss per common share or per membership interest (in Dollars per share)	$ (0.52)	$ (4.51)		$ (3.7)		$ (9.07)	$ (6.81)
Weighted average common shares or membership interests, basic and diluted (in Shares)	67,404,794	3,791,634		3,715,971		3,766,871	3,685,699
RICE ACQUISITION CORP. II
Operating Expenses
General and administration			$ 1,646,461		$ 323,183			$ 632,131	$ 5,796,015
General and administration – related party			30,000		30,000			65,000	120,000
Operating Loss			(1,676,461)		(353,183)			(697,131)	(5,916,015)
Other Income (Expense)
Change in fair value of derivative warrant liabilities			(4,445,810)		17,895,087			(6,742,750)	5,245,310
Interest earned on investments held in Trust Account			3,710,256		30,475			18,341	4,898,432
Offering costs associated with derivative warrant liabilities								(592,641)
Loss upon issuance of Private Placement Warrants								(2,175,000)
Other income (expense)			(735,554)		17,925,562
Net Loss before Income Tax			(2,412,015)		17,572,379			(10,189,181)	4,227,727
Net Loss after Income Tax			(2,412,015)		17,572,379			(10,189,181)	4,227,727
Net (loss) income attributable to non-controlling interest in subsidiary			(92,770)		675,861			(391,892)	162,605
Net (loss) income attributable to Rice Acquisition Corp. II			$ (2,319,245)		$ 16,896,518			$ (9,797,289)	$ 4,065,122
RICE ACQUISITION CORP. II | Class A Ordinary Shares
Other Income (Expense)
Weighted average shares outstanding (in Shares)			34,502,500		34,502,500			20,412,350	34,502,500
Net Loss per common share or per membership interest (in Dollars per share)			$ (0.05)		$ 0.39			$ (0.35)	$ 0.09
RICE ACQUISITION CORP. II | Class B Ordinary Shares
Other Income (Expense)
Weighted average shares outstanding (in Shares)			8,625,000		8,625,000			7,984,399	8,625,000
Net Loss per common share or per membership interest (in Dollars per share)			$ (0.05)		$ 0.39			$ (0.35)	$ 0.09